NOTE 6 –LOANS PAYABLE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
NOTE 5 - LOANS PAYABLE - Schedule of Loans Payable
	June 30,	December 31,
	2022	2021	Term	Interest rate
Bridge Loan	$—	$222,222	Note was issued on November 1, 2020 and due on January 30, 2022	18.0%
Martus	96,185	100,634	Note was issued on October 23, 2018 and due on January 3, 2023	5.0%
Swisspeers AG	—	9,605	Note was issued on April 8, 2019 and due on October 4, 2022	7.0%
Darlene Covid19	104,840	109,690	Note was issued on April 1, 2020 and due on March 31, 2025	0.0%
Total	201,025	442,151
Less: Unamortized debt discount	—	(7,406)
Total loans payable	201,025	434,745
Less: Current portion of loans payable	(96,185)	(315,450)
Long-term loans payable	$104,840	$119,295

NOTE 5 - LOANS PAYABLE - Schedule of Loans Payable to Related Parties
	June 30,	December 31,
	2022	2021	Term	Interest rate
49% of Shareholder of SwissLink	$19,047	$19,929	Note is due on demand	0%
49% of Shareholder of SwissLink	209,680	219,379	Note is due on demand	5%
Total	228,727	239,308
Less: Current portion of loans payable	228,727	239,308
Long-term loans payable	$—	$—

	December 31,	December 31,
	2021	2020
Alonso Van Der Biest	$—	$80,200
Alvaro Quintana	—	10,587
49% of Shareholder of SwissLink	19,929	1,737,512
49% of Shareholder of SwissLink	219,379	226,080
Total	239,308	2,054,379
Less: Current portion of loans payable	239,308	2,054,379
Long-term loans payable	$—	$—